MINERAL PROPERTIES, PLANT AND EQUIPMENT AND OTHER NON-CURRENT ASSETS - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	$ 506.2
Mineral properties, plant and equipment at end of period	785.9	$ 506.2
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	1,173.9	948.3
Additions	190.7	226.2
Acquired in business combination	192.1
Reclassified to assets held for sale	(154.8)
Impairment of exploration properties	(0.4)	(0.2)
Disposals	(4.4)	(0.4)
Mineral properties, plant and equipment at end of period	1,397.0	1,173.9
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(667.7)	(633.7)
Depreciation	75.9	34.4
Reclassified to assets held for sale	(128.7)
Disposals	3.7	0.3
Mineral properties, plant and equipment at end of period	(611.2)	(667.7)
Exploration & evaluation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	83.7
Mineral properties, plant and equipment at end of period	84.6	83.7
Exploration & evaluation assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	83.7	80.2
Additions	1.3	3.7
Acquired in business combination	0.0
Reclassified to assets held for sale	0.0
Impairment of exploration properties	(0.4)	(0.2)
Disposals	0.0	0.0
Mineral properties, plant and equipment at end of period	84.6	83.7
Exploration & evaluation assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0.0	0.0
Depreciation	0.0	0.0
Reclassified to assets held for sale	0.0
Disposals	0.0	0.0
Mineral properties, plant and equipment at end of period	0.0	0.0
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	205.0
Mineral properties, plant and equipment at end of period	256.8	205.0
Mineral properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	694.3	575.9
Additions	23.9	118.4
Acquired in business combination	74.4
Reclassified to assets held for sale	(93.5)
Impairment of exploration properties	0.0	0.0
Disposals	0.0	0.0
Mineral properties, plant and equipment at end of period	699.1	694.3
Mineral properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(489.3)	(466.7)
Depreciation	38.0	22.6
Reclassified to assets held for sale	(85.0)
Disposals	0.0	0.0
Mineral properties, plant and equipment at end of period	(442.0)	(489.3)
Plant & Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	132.0
Mineral properties, plant and equipment at end of period	352.1	132.0
Plant & Buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	229.6	159.2
Additions	147.9	70.4
Acquired in business combination	98.8
Reclassified to assets held for sale	(23.8)
Impairment of exploration properties	0.0	0.0
Disposals	(0.2)	0.0
Mineral properties, plant and equipment at end of period	452.3	229.6
Plant & Buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(97.6)	(95.4)
Depreciation	22.7	2.2
Reclassified to assets held for sale	(20.0)
Disposals	0.1	0.0
Mineral properties, plant and equipment at end of period	(100.2)	(97.6)
Machinery & equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	80.4
Mineral properties, plant and equipment at end of period	81.2	80.4
Machinery & equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	149.7	118.0
Additions	15.2	32.0
Acquired in business combination	12.1
Reclassified to assets held for sale	(34.9)
Impairment of exploration properties	0.0	0.0
Disposals	(3.5)	(0.3)
Mineral properties, plant and equipment at end of period	138.6	149.7
Machinery & equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(69.3)	(61.5)
Depreciation	12.7	8.1
Reclassified to assets held for sale	(21.6)
Disposals	3.0	0.3
Mineral properties, plant and equipment at end of period	(57.4)	(69.3)
Transport & office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	5.1
Mineral properties, plant and equipment at end of period	11.2	5.1
Transport & office equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	16.6	15.0
Additions	2.4	1.7
Acquired in business combination	6.8
Reclassified to assets held for sale	(2.6)
Impairment of exploration properties	0.0	0.0
Disposals	(0.7)	(0.1)
Mineral properties, plant and equipment at end of period	22.5	16.6
Transport & office equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(11.5)	(10.1)
Depreciation	2.5	1.4
Reclassified to assets held for sale	(2.1)
Disposals	0.6	0.0
Mineral properties, plant and equipment at end of period	$ (11.3)	$ (11.5)